Document and Entity Information	Mar. 20, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Incorporation State Country Code	MA
Entity File Number	1-9047
Entity Tax Identification Number	04-2870273
Entity Registrant Name	INDEPENDENT BANK CORP.
Entity Address Address Line 1	2036 Washington Street
Entity Address City Or Town	Hanover
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02339
City Area Code	781
Local Phone Number	878-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	INDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000776901
Amendment Flag	false
Mailing Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	288 Union Street
Entity Address City Or Town	Rockland
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02370